Earnings Per Share (EPS) - Diluted EPS Common Shares (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share (EPS) [Abstract]
Net income available to common shares	$ 7,448,858	$ 6,648,374
Less: Series B-1 Preferred Shares dividends	(937,012)	(205,833)
Plus: Series B-1 Preferred Shares dividends, if converted to common shares	937,012	0
Less: Income attributable to non-vested share awards	(152,600)	(122,860)
Net income available to common shareholders	$ 7,296,258	$ 6,319,681
Denominator
Weighted average number of common shares outstanding, basic	22,729,343	16,014,439
Effect of Series B-1 Preferred Shares, if converted to common shares	5,746,557	0
Weighted average number of common shares outstanding, diluted	28,475,900	16,014,439
Net income per common share, diluted	$ 0.26	$ 0.39